Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Interim Financial Information and Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)

Note 9 — Quarterly Results of Operations (Unaudited)

The following table sets forth unaudited quarterly results of operations for the year ended December 31, 2011 and the period from June 15, 2010 (inception) to December 31, 2010. This unaudited quarterly information has been derived from the Company’s unaudited financial statements and, in the Company’s opinion, includes all adjustments, including normal recurring adjustments, necessary for a fair presentation of the information for the periods covered. The operating results for any quarter are not necessarily indicative of the operating results for any future period.

	Three Months Ended				Year Ended December 31, 2011
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Loss from operations before other income (expense) and income tax expense	$(151,140)	$(194,913)	$(144,297)	$(654,186)	$(1,144,538)

Net loss	$(141,160)	$(197,505)	$(150,339)	$(650,914)	$(1,139,918)
Loss per common share:
Basic and diluted	$(0.01)	$(0.01)	$(0.01)	$(0.04)	$(0.07)
Average common shares outstanding:
Basic and diluted	17,375,000	17,142,857	17,142,857	17,143,857	17,200,098

	Period from June 15 (inception) to June 30, 2010	Three Months Ended		Period from June 15 (inception) to December 31, 2010
		September 30, 2010	December 31, 2010
Loss from operations before other income (expense) and income tax expense	$(63,117)	$(28,859)	$(197,578)	$(289,554)
Net loss	$(63,117)	$(28,859)	$(188,427)	(280,403)
Loss per common share:
Basic and diluted	$(0.02)	$(0.01)	$(0.01)	$(0.03)
Average common shares outstanding:
Basic and diluted	3,285,714	3,285,714	15,407,221	8,861,607